Risk Management - Summary of Gross Carrying Amount of Financial Instruments Subject to Credit Exposure (Detail) $ in Millions	Dec. 31, 2023 CAD ($)
Loan Commitements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	$ 310,053
Stage 1 [member] | Loan Commitements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	301,683
Stage 2 [member] | Loan Commitements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	8,117
Stage 3 [member] | Loan Commitements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	253
Accumulated impairment [member] | Loan Commitements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	12
Accumulated impairment [member] | Stage 1 [member] | Loan Commitements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	9
Accumulated impairment [member] | Stage 2 [member] | Loan Commitements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	1
Accumulated impairment [member] | Stage 3 [member] | Loan Commitements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	2
Financial assets at amortised cost, category [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	207,149
Financial assets at amortised cost, category [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	44,952
Financial assets at amortised cost, category [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	28,846
Financial assets at amortised cost, category [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	22,520
Financial assets at amortised cost, category [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	2,436
Financial assets at amortised cost, category [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	4,150
Financial assets at amortised cost, category [member] | Stage 1 [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	204,302
Financial assets at amortised cost, category [member] | Stage 1 [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	42,932
Financial assets at amortised cost, category [member] | Stage 1 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	27,020
Financial assets at amortised cost, category [member] | Stage 1 [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	20,894
Financial assets at amortised cost, category [member] | Stage 1 [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	2,385
Financial assets at amortised cost, category [member] | Stage 1 [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	4,150
Financial assets at amortised cost, category [member] | Stage 2 [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	2,847
Financial assets at amortised cost, category [member] | Stage 2 [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	1,939
Financial assets at amortised cost, category [member] | Stage 2 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	1,719
Financial assets at amortised cost, category [member] | Stage 2 [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	1,568
Financial assets at amortised cost, category [member] | Stage 2 [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	44
Financial assets at amortised cost, category [member] | Stage 2 [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Stage 3 [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Stage 3 [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	81
Financial assets at amortised cost, category [member] | Stage 3 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	107
Financial assets at amortised cost, category [member] | Stage 3 [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	58
Financial assets at amortised cost, category [member] | Stage 3 [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	7
Financial assets at amortised cost, category [member] | Stage 3 [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	1
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	3
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	8
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	3
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	1
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Stage 1 [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Stage 1 [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Stage 1 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	1
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Stage 1 [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	4
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Stage 1 [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	2
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Stage 1 [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	1
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Stage 2 [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	1
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Stage 2 [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Stage 2 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	2
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Stage 2 [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	2
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Stage 2 [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Stage 2 [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Stage 3 [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Stage 3 [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Stage 3 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Stage 3 [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	2
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Stage 3 [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	1
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Stage 3 [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	207,150
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	44,952
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	28,849
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	22,528
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	2,439
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	4,151
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Stage 1 [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	204,302
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Stage 1 [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	42,932
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Stage 1 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	27,021
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Stage 1 [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	20,898
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Stage 1 [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	2,387
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Stage 1 [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	4,151
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Stage 2 [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	2,848
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Stage 2 [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	1,939
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Stage 2 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	1,721
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Stage 2 [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	1,570
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Stage 2 [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	44
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Stage 2 [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Stage 3 [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Stage 3 [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	81
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Stage 3 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	107
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Stage 3 [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	60
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Stage 3 [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	8
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Stage 3 [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | AAA Credit Grades [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	279
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | AAA Credit Grades [member] | Stage 1 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	279
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | AAA Credit Grades [member] | Stage 2 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | AAA Credit Grades [member] | Stage 3 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | AA credit grades [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	6,815
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | AA credit grades [member] | Stage 1 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	6,815
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | AA credit grades [member] | Stage 2 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | AA credit grades [member] | Stage 3 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | A credit grades [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	14,393
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | A credit grades [member] | Stage 1 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	14,259
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | A credit grades [member] | Stage 2 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	134
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | A credit grades [member] | Stage 3 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | BBB credit grades [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	6,497
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | BBB credit grades [member] | Stage 1 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	5,513
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | BBB credit grades [member] | Stage 2 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	984
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | BBB credit grades [member] | Stage 3 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | BB credit grades [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	542
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | BB credit grades [member] | Stage 1 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	10
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | BB credit grades [member] | Stage 2 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	532
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | BB credit grades [member] | Stage 3 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | B and lower credit grades [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	323
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | B and lower credit grades [member] | Stage 1 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	145
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | B and lower credit grades [member] | Stage 2 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	71
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | B and lower credit grades [member] | Stage 3 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	107
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Non-performing [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	60
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Non-performing [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	8
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Non-performing [member] | Stage 1 [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Non-performing [member] | Stage 1 [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Non-performing [member] | Stage 2 [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Non-performing [member] | Stage 2 [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Non-performing [member] | Stage 3 [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	60
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Non-performing [member] | Stage 3 [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	8
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Performing [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	22,468
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Performing [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	2,431
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Performing [member] | Stage 1 [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	20,898
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Performing [member] | Stage 1 [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	2,387
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Performing [member] | Stage 2 [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	1,570
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Performing [member] | Stage 2 [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	44
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Performing [member] | Stage 3 [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Performing [member] | Stage 3 [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Below Investment Grade [Member] | Gross carrying amount [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	360
Financial assets at amortised cost, category [member] | Below Investment Grade [Member] | Gross carrying amount [member] | Stage 1 [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	360
Financial assets at amortised cost, category [member] | Below Investment Grade [Member] | Gross carrying amount [member] | Stage 2 [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Below Investment Grade [Member] | Gross carrying amount [member] | Stage 3 [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Default [Member] | Gross carrying amount [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Default [Member] | Gross carrying amount [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Default [Member] | Gross carrying amount [member] | Stage 1 [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Default [Member] | Gross carrying amount [member] | Stage 1 [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Default [Member] | Gross carrying amount [member] | Stage 2 [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Default [Member] | Gross carrying amount [member] | Stage 2 [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Default [Member] | Gross carrying amount [member] | Stage 3 [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Default [Member] | Gross carrying amount [member] | Stage 3 [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Non Investment Grade [Member] | Gross carrying amount [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	5,963
Financial assets at amortised cost, category [member] | Non Investment Grade [Member] | Gross carrying amount [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	5,586
Financial assets at amortised cost, category [member] | Non Investment Grade [Member] | Gross carrying amount [member] | Stage 1 [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	5,367
Financial assets at amortised cost, category [member] | Non Investment Grade [Member] | Gross carrying amount [member] | Stage 1 [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	5,210
Financial assets at amortised cost, category [member] | Non Investment Grade [Member] | Gross carrying amount [member] | Stage 2 [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	596
Financial assets at amortised cost, category [member] | Non Investment Grade [Member] | Gross carrying amount [member] | Stage 2 [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	295
Financial assets at amortised cost, category [member] | Non Investment Grade [Member] | Gross carrying amount [member] | Stage 3 [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Non Investment Grade [Member] | Gross carrying amount [member] | Stage 3 [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	81
Financial assets at amortised cost, category [member] | Investment Grade [Member] | Gross carrying amount [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	201,187
Financial assets at amortised cost, category [member] | Investment Grade [Member] | Gross carrying amount [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	39,366
Financial assets at amortised cost, category [member] | Investment Grade [Member] | Gross carrying amount [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	3,791
Financial assets at amortised cost, category [member] | Investment Grade [Member] | Gross carrying amount [member] | Stage 1 [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	198,935
Financial assets at amortised cost, category [member] | Investment Grade [Member] | Gross carrying amount [member] | Stage 1 [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	37,722
Financial assets at amortised cost, category [member] | Investment Grade [Member] | Gross carrying amount [member] | Stage 1 [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	3,791
Financial assets at amortised cost, category [member] | Investment Grade [Member] | Gross carrying amount [member] | Stage 2 [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	2,252
Financial assets at amortised cost, category [member] | Investment Grade [Member] | Gross carrying amount [member] | Stage 2 [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	1,644
Financial assets at amortised cost, category [member] | Investment Grade [Member] | Gross carrying amount [member] | Stage 2 [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Investment Grade [Member] | Gross carrying amount [member] | Stage 3 [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Investment Grade [Member] | Gross carrying amount [member] | Stage 3 [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at amortised cost, category [member] | Investment Grade [Member] | Gross carrying amount [member] | Stage 3 [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	343
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	317
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	225
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	16
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Stage 1 [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	283
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Stage 1 [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	126
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Stage 1 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	40
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Stage 1 [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Stage 1 [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Stage 1 [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	16
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Stage 2 [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	54
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Stage 2 [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	108
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Stage 2 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	42
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Stage 2 [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Stage 2 [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Stage 2 [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Stage 3 [member] | Debt securities [member]
Disclosure of external credit grades [Line Items]
Credit exposure	6
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Stage 3 [member] | Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	83
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Stage 3 [member] | Commercial mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	143
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Stage 3 [member] | Residential mortgages [member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Stage 3 [member] | Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	0
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment [member] | Stage 3 [member] | Other assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	$ 0